Average Annual Total Returns (Vanguard Florida Focused Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2011
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.96%
Five Years	4.85%
Ten Years	5.17%
Inception Date	Sep. 01, 1992
Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.05%
Five Years	4.93%
Ten Years	5.25%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.96%
Five Years	4.84%
Ten Years	5.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.60%
Five Years	4.76%
Ten Years	5.05%
Barclays Capital 10 Year Municipal Bond Index | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.32%
Five Years	6.33%
Ten Years	5.90%
Barclays Capital 10 Year Municipal Bond Index | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.32%
Five Years	6.33%
Ten Years	5.90%
Barclays Capital Municipal Bond Index | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital Municipal Bond Index | Vanguard Florida Focused Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%